SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans	12 Months Ended
Dec. 31, 2019 £ / shares
Save-as-you-earn [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.36%
Weighted average expected life	3 years 73 days
Weighted average expected volatility	20.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds per share)	£ 0.53
Weighted average exercise price (in Pounds per share)	£ 0.40
Executive share plan 2003 [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.62%
Weighted average expected life	1 year 109 days
Weighted average expected volatility	23.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds per share)	£ 0.62
Weighted average exercise price (in Pounds per share)
LTIP [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.83%
Weighted average expected life	3 years 255 days
Weighted average expected volatility	27.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds per share)	£ 0.63
Weighted average exercise price (in Pounds per share)
CFO Buyout [Member]
SHARE-BASED PAYMENTS (Details) - Schedule of Assumptions Used for Calculating Benefit Plans [Line Items]
Weighted average risk-free interest rate	0.64%
Weighted average expected life	1 year 146 days
Weighted average expected volatility	19.00%
Weighted average expected dividend yield	4.00%
Weighted average share price (in Pounds per share)	£ 0.58
Weighted average exercise price (in Pounds per share)